Impaired Credit Substitutes (Detail) - Debt securities, other than asset and mortgage-backed securities - Fair Values Of Credit Substitutes ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
- on accrual status	₨ 0.0		₨ 9,944.5	$ 0.0
- on non-accrual status	0.0		0.0	0.0
Gross impaired credit substitutes	0.0		9,944.5	0.0
Gross impaired credit substitutes	0.0		9,944.5	0.0
Average impaired credit substitutes	4,972.3	$ 79.8	5,222.3
Interest income recognized on impaired credit substitutes	0.0	$ 0.0	672.6
Construction and Developers
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	0.0		9,944.5	0.0
Gross impaired credit substitutes	0.0		9,944.5	0.0
Others
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	0.0		0.0	0.0
Gross impaired credit substitutes	₨ 0.0		₨ 0.0	$ 0.0